Collection Period Ended 31-Dec-2012
Principal Note
Payment Factor
57,211,705.05 0.352388
0.00 1.000000
0.00 1.000000
0.00 1.000000
57,211,705.05
Interest & Principal
Payment
57,251,685.44
154,166.67
176,250.00
74,470.83
$57,656,572.94
Total
$444,867.89
Class A-3 Notes
0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Class A-1 Notes 0.230000% 39,980.39 0.088845 127.225968
Class A-2 Notes 0.370000% 154,166.67 0.308333 0.308333
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Pool Balance
1,650,866,041.78
1,415,944,512.71
1,356,703,942.29
Amount Percentage
Adjusted Pool Balance 1,594,374,327.63 1,368,089,333.79 1,310,877,628.74
Yield Supplement Overcollateralization Amount 56,491,714.15 47,855,178.92 45,826,313.55
Total Note Balance
1,546,500,000.00
1,312,286,232.32
1,255,074,527.27
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Class A-1 Notes 450,000,000.00 215,786,232.32 158,574,527.27 127.137122
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Dec-2012 15-Jan-2013 30/360 Days 30
Distribution Date
15-Jan-2013
Interest Period of the Class A-1 Notes (from... to) 17-Dec-2012 15-Jan-2013 Actual/360 Days
Collection Period (from... to) 1-Dec-2012 31-Dec-2012
Determination Date 11-Jan-2013
Record Date 14-Jan-2013
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 4
0.00 0.00
Aggregate Principal Distributable Amount
57,211,705.05 57,211,705.05 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 57,211,705.05 57,211,705.05 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 444,867.89 444,867.89 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 176,250.00 176,250.00 0.00
thereof on Class A-4 Notes 74,470.83 74,470.83 0.00
thereof on Class A-1 Notes 39,980.39 39,980.39 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
Monthly Interest Distributable Amount 444,867.89 444,867.89 0.00
Total Servicing Fee
1,179,953.76 1,179,953.76 0.00
Total Trustee Fee
0.00
Total Distribution
62,288,623.55
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
62,288,623.55
(9) Excess Collections to Certificateholders 3,452,096.85
Investment Earnings 510.07 (6) Regular Principal Distributable Amount 57,211,705.05
Available Collections
62,288,623.55 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds -433.61 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
22,943.00
(3) Interest Distributable Amount Class A Notes
444,867.89
Principal Collections 58,872,784.63 (1) Total Servicing Fee 1,179,953.76
Interest Collections 3,392,819.46 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund 33.90
Net Investment Earnings on the Collection Account 476.17
Investment Earnings for the Collection Period 510.07
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
33.90
minus Net Investment Earnings 33.90
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance 3,985,935.82
Reserve Fund and Investment Earnings
7 0.02%
1,415,944,512.71 56,924
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.038%
Principal Recoveries 22,653.20
Principal Net Losses 345,393.54
91-120 Days Delinquent 207,376.63
Cumulative Principal Net Losses 628,234.52
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
367,785.79
Principal Net Liquidation Proceeds -260.95
Total 1,356,703,942.29 55,780 100.00%
31-60 Days Delinquent 3,168,174.48 108 0.23%
61-90 Days Delinquent 835,834.63 26 0.06%
Percentage
Current 1,352,492,556.55 55,639 99.69%
Weighted Average Seasoning (months) 13.98 18.37
Delinquency Profile *
Amount Number of Receivables
Weighted Average APR
2.93% 2.91%
Weighted Average Number of Remaining Payments 47.48 43.64
Pool Balance end of Collection Period 1,356,703,942.29 55,780
Pool Factor 82.18%
As of Cutoff Date Current
Principal Collections attributable to Full Pay-offs 21,621,023.35
Principal Purchase Amounts 0.00
Principal Gross Losses 367,785.79
Pool Balance beginning of Collection Period
Principal Collections 37,251,761.28
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,650,866,041.78 60,543